Operating Lease Liabilities (Tables) - Seaspan [Member]	12 Months Ended
Dec. 31, 2019
Leases [Line Items]
Schedule of Operating Lease Liabilities
December 31,
2019
Operating lease commitments	$1,107.6
Impact of discounting	(184.4)
Impact of changes in variable rates	19.1
Operating lease liabilities	942.3
Current portion of operating lease liabilities	(159.7)
Operating lease liabilities	$782.6

Schedule of Operating Lease Costs Related To Vessel Sale-leaseback Transactions And Office Leases

Operating lease costs related to vessel sale-leaseback transactions and office leases are summarized as follows:

Year ended December 31, 2019
Lease costs:
Operating lease costs	$160.0
Variable lease adjustments	(3.0)

Other information:
Operating cash outflow used for operating leases	153.2
Weighted average discount rate	4.8%
Weighted average remaining lease term	8 years